INTANGIBLE ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	$ 3,299.3
Balance at the end of the year	3,401.3	$ 3,299.3
Intangible assets other than goodwill
Changes in the net carrying amount of intangible assets
Net of credits received on investment	36.6	0.0
Increase (decrease) in government credits receivable in large investment projects	92.4	4.8
Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	2,363.2
Balance at the end of the year	2,662.1	2,363.2
spectrum licences and brand names
Changes in the net carrying amount of intangible assets
Intangible assets with indefinite useful life	2,760.9	2,462.0
Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	612.6
Balance at the end of the year	413.1	612.6
Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	323.5
Balance at the end of the year	326.1	323.5
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	4,727.0	3,426.4
Additions	418.5	156.6
Net change in additions financed with non-cash balances	(91.9)	(3.7)
Business acquisitions (note 6)		1,177.7
Retirement, disposals and other	(26.7)	(30.0)
Balance at the end of the year	5,026.9	4,727.0
Cost | Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	2,610.9	1,809.3
Additions	298.9	9.9
Business acquisitions (note 6)		791.7
Balance at the end of the year	2,909.8	2,610.9
Cost | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	1,752.1	1,539.7
Additions	28.1	93.1
Net change in additions financed with non-cash balances	(92.3)	(12.6)
Business acquisitions (note 6)		89.9
Reclassification	52.7	72.0
Retirement, disposals and other	(26.7)	(30.0)
Balance at the end of the year	1,713.9	1,752.1
Cost | Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	364.0	77.4
Additions	91.5	53.6
Net change in additions financed with non-cash balances	0.4	8.9
Business acquisitions (note 6)		296.1
Reclassification	(52.7)	(72.0)
Balance at the end of the year	403.2	364.0
Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(1,427.7)	(1,263.7)
Amortization	(224.6)	(194.0)
Retirement, disposals and other	26.7	30.0
Balance at the end of the year	(1,625.6)	(1,427.7)
Accumulated amortization and impairment losses | Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(247.7)	(247.7)
Balance at the end of the year	(247.7)	(247.7)
Accumulated amortization and impairment losses | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(1,139.5)	(1,002.4)
Amortization	(188.0)	(167.1)
Retirement, disposals and other	26.7	30.0
Balance at the end of the year	(1,300.8)	(1,139.5)
Accumulated amortization and impairment losses | Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(40.5)	(13.6)
Amortization	(36.6)	(26.9)
Balance at the end of the year	$ (77.1)	$ (40.5)